Leasing Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	$ 1,416	$ 1,011
Not later than one year [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	334	361
Later than one year and not later than two years [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	244	289
Later than 2 years and no later than 3 years
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	178	205
Later than 3 years and no later than 4 years
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	140	67
Later than 4 years and no later than 5 years
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	113	42
Later than five years [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	$ 407	$ 47